GEOGRAPHIC INFORMATION AND SELECTED STATEMENTS OF INCOME DATA - Schedule of revenues by product lines (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenue from External Customer [Line Items]
Total revenues		$ 2,565.0	$ 2,414.7	$ 2,329.9
Network Security Gateways
Revenue from External Customer [Line Items]
Total revenues		470.1	452.0	507.8
Other
Revenue from External Customer [Line Items]
Total revenues	[1]	37.8	45.4	47.1
Products and licenses
Revenue from External Customer [Line Items]
Total revenues		507.9	497.4	554.9
Security subscriptions
Revenue from External Customer [Line Items]
Total revenues		1,104.2	981.2	858.0
Software updates and maintenance
Revenue from External Customer [Line Items]
Total revenues		$ 952.9	$ 936.1	$ 917.0

[1]	Comprised of Endpoint security, Mobile security and Security management products, each comprising of less than 10% of products and licenses revenues.